Classification of Financial Instruments - Schedule of Classification of Each Class of Financial Assets and their Carrying Values (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	£ 1,515	£ 1,310
Investments in listed and unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	141	143
Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	543	312
Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	51	48
Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	614	695
Contract Assets Unbilled [Member]
Disclosure of financial assets [line items]
Financial assets	71	0
Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	83	100
Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	12	12
Financial assets at fair value [member] | FVOCI [member]
Disclosure of financial assets [line items]
Financial assets	28	23
Financial assets at fair value [member] | FVOCI [member] | Investments in listed and unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	28	23
Financial assets at fair value [member] | FVOCI [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVOCI [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVOCI [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVOCI [member] | Contract Assets Unbilled [Member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVOCI [member] | Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVOCI [member] | Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVTPL [member]
Disclosure of financial assets [line items]
Financial assets	217	152
Financial assets at fair value [member] | FVTPL [member] | Investments in listed and unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	113	120
Financial assets at fair value [member] | FVTPL [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	62	31
Financial assets at fair value [member] | FVTPL [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	30	1
Financial assets at fair value [member] | FVTPL [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVTPL [member] | Contract Assets Unbilled [Member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVTPL [member] | Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | FVTPL [member] | Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	12	0
Financial assets at fair value [member] | Fair value - hedging instrument [member]
Disclosure of financial assets [line items]
Financial assets	21	47
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Investments in listed and unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	21	47
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Contract Assets Unbilled [Member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at amortised cost [member] | Contract Assets Unbilled [Member]
Disclosure of financial assets [line items]
Financial assets	71	0
Financial assets at amortised cost [member] | Financial assets, class [member]
Disclosure of financial assets [line items]
Financial assets	1,249	1,088
Financial assets at amortised cost [member] | Financial assets, class [member] | Investments in listed and unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at amortised cost [member] | Financial assets, class [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	481	281
Financial assets at amortised cost [member] | Financial assets, class [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	0	0
Financial assets at amortised cost [member] | Financial assets, class [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	614	695
Financial assets at amortised cost [member] | Financial assets, class [member] | Investment in finance lease receivable [member]
Disclosure of financial assets [line items]
Financial assets	83	100
Financial assets at amortised cost [member] | Financial assets, class [member] | Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	£ 0	£ 12